Stock-based Compensation (Options Activity) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock options additional disclosures
Proceeds from stock options exercised	$ 49	$ 61	$ 52
Stock Option Awards [Member]
Stock option awards general disclosure
Period of time options are generally not exercisable	12 months
Stock option award expiration term	10 years
Remaining common stock authorized for future issuances under plan (in shares)	12.8
Stock options granted (in shares)	0.6	0.6	0.7
Roll forward of outstanding stock options
Options outstanding at beginning of period (in shares)	3.3
Granted (in shares)	0.6	0.6	0.7
Forfeited/Cancelled (in shares)	(0.1)
Exercised (in shares)	(0.5)
Options outstanding at end of period (in shares)	3.3	3.3
Options exercisable at end of period (in shares)	1.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per share of options outstanding at beginning of period (in dollars per share)	$ 119.08
Weighted average exercise price of options granted (in dollars per share)	157.89
Weighted average exercise price of options forfeited/cancelled (in dollars per share)	145.10
Weighted average exercise price of options exercised (in dollars per share)	94.60
Weighted average exercise price per share of options outstanding at end of period (in dollars per share)	127.64	$ 119.08
Weighted average exercise price of options exercisable at end of period (in dollars per share)	$ 110.61
Roll forward of outstanding nonvested stock options
Nonvested options outstanding at beginning of period (in shares)	1.5
Granted (in shares)	0.6	0.6	0.7
Forfeited/Cancelled (in shares)	(0.1)
Vested (in shares)	(0.5)
Nonvested options outstanding at end of period (in shares)	1.5	1.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value per share of nonvested options outstanding at beginning of period (in dollars per share)	$ 21.96
Weighted average grant date fair value per share of nonvested options granted during the period (in dollars per share)	32.96	$ 27.00	$ 20.50
Weighted average grant date fair value per share of nonvested options forfeited/cancelled (in dollars per share)	25.22
Weighted average grant date fair value per share of nonvested options that vested during the period (in dollars per share)	20.18
Weighted average grant date fair value per share of options outstanding at end of period (in dollars per share)	$ 26.65	$ 21.96
Stock options additional disclosures
Grant date fair value of option awards in period	$ 19
Grant date fair value (in dollars per share)	$ 32.96
Unrecognized compensation cost related to nonvested options outstanding	$ 19
Unrecognized compensation cost, period of recognition	3 years 7 months 6 days
Intrinsic value of options exercised	$ 33	$ 42	$ 42
Proceeds from stock options exercised	49	61	52
Realized excess tax benefit	1	2	1
Grant date fair value of options vested	$ 10	$ 11	$ 12
Stock Option Awards [Member] | Awards Granted Prior To 2020 [Member]
Stock option awards general disclosure
Period of continuance employment to be eligible to exercise stock options	4 years
Stock Option Awards [Member] | Awards Granted In 2020 and Onwards [Member]
Stock option awards general disclosure
Period of continuance employment to be eligible to exercise stock options	5 years